11. RECENT ACCOUNTING PRONOUNCEMENTS	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
11. RECENT ACCOUNTING PRONOUNCEMENTS	Management does not believe that any recently issued but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying financial statements.